Convertible debentures, Convertible Debentures (Details) - USD ($)		12 Months Ended
	Nov. 13, 2024	Jul. 31, 2025	Jul. 31, 2024	Apr. 23, 2024
Convertible Debentures [Abstract]
Accretion		$ 346,424	$ 52,554
Extinguishment		899,015	0
Convertible debentures		13,089,512	881,544
Convertible Debentures [Member]
Convertible Debentures [Abstract]
Extinguishment	$ 488,957
Convertible debentures	$ 3,345,000
Related Party [Member]
Convertible Debentures [Abstract]
Balance beginning period		881,544
Balance end period		375,027	881,544
Convertible debentures, short term		375,027	881,544
Convertible debentures, long term		3,914,146	0
Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Abstract]
Balance beginning period		881,544	0
Issued		13,686,133	920,000
Fair value of embedded derivative		(138,250)	(73,550)
Issuance discount		(800,000)
Transaction costs		(85,000)	(36,484)
Repayment		(448,151)
Accretion		346,424	52,552
Interest		305,591	19,026
Accrued interest transferred to accrued liabilities		(21,129)
Extinguishment		(3,982,650)
Assumed on RTO		3,345,000
Balance end period		13,089,512	881,544
Convertible debentures, short term		13,089,512	881,544
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debentures [Abstract]
Transaction costs		(85,000)
Convertible debentures		14,102,499		$ 250,000
Nonrelated Party [Member]
Convertible Debentures [Abstract]
Convertible debentures, long term		$ 8,800,339	$ 0